Property, Plant and Equipment, Net - Components of Property, Plant and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 325.5	$ 309.5
Accumulated depreciation on property, plant and equipment	(236.4)	(226.0)	(210.6)
Property plant and equipment net	102.7	99.5	98.9
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		1.9	1.9
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		62.3	63.1
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		142.7	139.7
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		87.3	82.0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		12.5	12.3
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 18.8	$ 10.5